Investment in Joint Venture (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investment in Joint Venture [Line Items]
Indirectly holding stake	17.88%
Percentage of capital asset pricing model	13.50%	13.00%
Percentage of net revenue	5.50%
Percent of perpetuity rate	3.80%
Finance branch of Banco Itaú [Member]
Investment in Joint Venture [Line Items]
Percentage of share capital own	35.76%